Redeemable Convertible Preferred Stock (Details) - Schedule of warrant outstanding - Xos, Inc. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Expected dividend yield	0.00%	0.00%
Standard deviation of share price (in Dollars per share)		$ 0.80
Expected term		5 years
Risk-free interest rate	0.36%	0.36%
Grant-date fair value (estimated) (in Dollars)		$ 8.50